Other Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Other Assets
Other Assets

Other Assets
($ millions)	December 31, 2019	December 31, 2018
Long-term receivables(1)	489	319
Precious metals	22	23
Other	13	18
End of year	524	360

(1)    Includes insurance proceeds of $435 million (2018 – $253 million), related to the Superior Refinery incident.
For the year ended December 31, 2019, the Company accrued pre-tax recoveries for rebuild costs, incident costs and business interruption associated with the Superior Refinery incident of $630 million (December 31, 2018 – $468 million), which is included in other-net in the consolidated statements of income (loss).